Other Income and Other Expense - Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 1,314,964	$ 1,348,916	$ 2,159,407
BOLI Insurance [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	528,425	511,854	568,000
Mortgage Loan Origination Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	340,395	451,476	362,611
Other Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 446,144	$ 385,586	$ 1,228,796